FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate derivatives
As of December 31, 2014, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity Dates	Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	2014	1,475,937	2015/ 2021	1.13% to 4.52%
Receiving floating, pay fixed	2013	1,638,020	2014/ 2021	1.13% to 4.52%

Effect of cash flow hedging relationships on statements of operations
The effect of cash flow hedging relationships relating to swap agreements on the consolidated statements of operations is as follows:

(in thousands of $)	Effective portion gain/ (loss) reclassified from Accumulated Other Comprehensive Loss			Ineffective Portion
Derivatives designated as hedging instruments	2014	2013	2012	2014	2013	2012
Interest rate swaps Other financial items, net	3,235	(1,644)	—	876	542	(535)
Interest rate swaps Gain on sale of the Golar Maria, net	—	2,370	—	—	—	—

Effect of cash flow hedging relationships on statements of changes in equity
The effect of cash flow hedging relationships relating to interest rate swap agreements to the consolidated statements of changes in equity is as follows:

(in thousands of $)	Amount of gain recognized in other comprehensive income on derivative (effective portion)
Derivatives designated as hedging instruments	2014	2013	2012
Interest rate swaps	3,483	4,147	1,547

Fair value hierarchy of derivative and non-derivative financial instruments
The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.

There have been no transfers between different levels in the fair value hierarchy during the year.

	Fair value	2014	2014	2013	2013
(in thousands of $)	Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	191,410	191,410	125,347	125,347
Restricted cash and short-term investments	Level 1	74,587	74,587	26,543	26,543
Investment in available-for-sale securities	Level 1	275,307	275,307	267,352	267,352
Cost method investments	Level 1/3	204,172	248,314	204,172	218,647
Short-term debt due from related parties	Level 1	20,000	20,000	—	—
Long-term debt – convertible bond (1)	Level 1	238,037	251,555	233,020	254,063
Long-term debt – floating (1)	Level 1	1,142,750	1,142,750	434,008	434,008
Long-term debt - due to related party (1)	Level 1	—	—	50,000	50,000
Derivatives:
Interest rate swaps asset (2) (3)	Level 2	12,603	12,603	46,827	46,827
Interest rate swaps liability (2)	Level 2	3,038	3,038	11,401	11,401
Foreign currency swaps liability	Level 2	—	—	729	729
Total return equity swap liability	Level 2	13,656	13,656	—	—

(1) Our debt obligations are recorded at amortized cost on the balance sheet.
(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
(3) The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2014 and 2013, was $0.4 million (with a notional value of $100.9 million) and $5.3 million (with a notional value of $128.0 million), respectively. The expected maturity of these interest rate agreements is from January 2015 to April 2015.

Schedule of Net Investment Hedges, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following table summarizes the fair value of derivative instruments on a gross basis recorded in our consolidated balance sheets as of December 31, 2014 and 2013:

	Balance sheet classification	2014	2013
(in thousands of $)
Asset Derivatives
Interest rate swaps not designated as hedges	Other non-current assets	12,603	46,827

Liability Derivatives
Interest rate swaps designated as hedges	Other current liabilities	365	6,072
Interest rate swaps not designated as hedges	Other current liabilities	2,673	5,329
Total return equity swap not designated as hedge	Other current liabilities	13,656	—
Foreign currency swap not designated as hedge	Other current liabilities	—	729
Total liability derivatives		16,694	12,130

Offsetting Assets
We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. However, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2014 and 2013 would be adjusted as detailed in the following table:

	2014			2013
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Total asset derivatives	12,603	(292)	12,311	46,827	(4,327)	42,500
Total liability derivatives	16,694	(292)	16,402	12,130	(4,327)	7,803